Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

NOTE 16—FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount at which the asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument. Because no market value exists for a significant portion of the financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature, involve uncertainties and matters of judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on financial instruments both on and off the balance sheet without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Additionally, tax consequences related to the realization of the unrealized gains and losses can have a potential effect on fair value estimates and have not been considered in many of the estimates.

Fair value measurement and disclosure standards also establish a framework for measuring fair values. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date. Further, the standards establish a fair value hierarchy that encourages an entity to maximize the use of observable inputs and limit the use of unobservable inputs when measuring fair values. The standards describe three levels of inputs that may be used to measure fair values:

•	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

•	Level 2: Significant observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

•	Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the factors that market participants would likely consider in pricing an asset or liability.

Fair value estimates are made at a specific point in time based on relevant market data and information about the financial instruments. The estimates incorporate our assumptions with regard to the impact of prepayments on future cash flows and credit quality adjustments based on risk characteristics of various financial instruments, among other things. The estimates are subjective and involve uncertainties and matters of significant judgment, and therefore cannot be determined with precision. Changes in assumptions could significantly alter the fair values presented.

The fair value hierarchy level and estimated fair value of significant financial instruments at March 31, 2018 and December 31, 2017 are summarized as follows:

		March 31,		December 31,
		2018		2017
(dollars in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and due from banks	Level 1	$53,535	$53,535	$70,048	$70,048
Federal funds sold and other cash equivalents	Level 1	25,000	25,000	80,000	80,000
Interest-earning deposits in other financial institutions	Level 1	600	600	600	600
Investment securities—AFS	Level 2	82,848	82,848	64,957	64,957
Investment securities—HTM	Level 2	9,998	10,020	10,009	10,250
Mortgage loans held for sale	Level 1	183,391	128,491	125,847	128,972
Loans, net	Level 3	1,247,971	1,288,740	1,235,301	1,236,289
Financial Liabilities:
Deposits	Level 2	1,373,504	1,371,213	$1,337,281	$1,336,353
FHLB advances	Level 2	—	—	25,000	25,000
Long-term debt	Level 2	49,564	41,950	49,528	44,319
Subordinated debentures	Level 3	3,447	3,625	3,424	3,348

NOTE 18—FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount at which the asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument. Because no market value exists for a significant portion of the financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature, involve uncertainties and matters of judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on financial instruments both on and off the balance sheet without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Additionally, tax consequences related to the realization of the unrealized gains and losses can have a potential effect on fair value estimates and have not been considered in many of the estimates.

The following methods and assumptions were used to estimate the fair value of significant financial instruments not previously presented:

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments approximate fair values.

Time Deposits in Other Banks

Fair values for time deposits with other banks are estimated using discounted cash flow analyses, using interest rates currently being offered with similar terms.

Loans

For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts. The fair values for all other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.

Mortgage Loans Held for Sale

The Company records mortgage loans held for sale at fair value based on the net premium received on recent sales of mortgage loans for identical pools of loans.

Deposits

The fair values disclosed for demand deposits, including interest and non-interest demand accounts, savings, and certain types of money market accounts are, by definition based on carrying value. Fair value for fixed-rate certificates of deposit is estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregate expected monthly maturities on time deposits. Early withdrawal of fixed-rate certificates of deposit is not expected to be significant.

FHLB Advances

The carrying amounts of short-term debt with maturities of less than ninety days, such as FHLB Advances, approximate their fair values.

Long-Term Debt

The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

Subordinated Debentures

The fair values of the Company’s Subordinated Debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 3 classification.

Off-Balance Sheet Financial Instruments

The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements. The fair value of these financial instruments is not material.

The fair value hierarchy level and estimated fair value of significant financial instruments at December 31, 2017 and 2016 are summarized as follows:

		2017		2016
(dollars in thousands)	Fair Value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Cash and due from banks	Level 1	$70,048	$70,048	$74,213	$74,213
Federal funds sold and other cash equivalents	Level 1	80,000	80,000	44,500	44,500
Interest-earning deposits in other financial institutions	Level 1	600	600	345	345
Investment securities—AFS	Level 2	64,957	64,957	39,277	39,277
Investment securities—HTM	Level 2	10,009	10,250	6,214	6,553
Mortgage loans held for sale	Level 2	125,847	128,972	44,345	45,433
Loans, net	Level 3	1,235,301	1,236,289	1,096,284	1,095,944
Financial Liabilities:
Deposits	Level 2	$1,337,281	$1,336,353	$1,152,763	$1,140,707
FHLB advances	Level 2	25,000	25,000	—	—
Long-term debt	Level 2	49,528	44,319	49,383	48,447
Subordinated debentures	Level 3	3,424	3,348	3,334	3,334